Accounts payable, accruals and other payables - Summary of Accounts Payables (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) installment	Dec. 31, 2023 USD ($)	Dec. 31, 2024 EGP (ج.م.)
Financial Items
Accounts payables	$ 5,709,577	$ 6,812,265
Accrued expenses	2,592,446	205,729
Captain payables	367,436	441,815
Salaries payable	372,034	289,236
Credit facility	158,203
LTRA payable	78,125	105,557
Other payables	98,745	40,261
Total	9,376,566	7,894,863
LTRA payable non-current portion.	(30,850)	(83,961)
Total	9,345,716	7,810,902
Non-financial items
Advances from individual customers (e-wallets)	5,690	18,935
Total accounts payable, accruals and other payables	9,351,406	7,829,837
Discount on outstanding creditor balances	$ 86,911	18,765,248
Interest rate	27.70%		27.70%
Amount of key management personnel compensation	$ 94,007	$ 99,131
Undiscounted Outstanding Balance Number Of Instalments | installment	4
Undiscounted Outstanding Balance Due To LTRA	$ 88,442		ج.م. 4,500,000
Minimum
Non-financial items
Repayable term of credit facility	30 days
Maximum
Non-financial items
Repayable term of credit facility	60 days